    As filed with the Securities and Exchange Commission on December 23, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number 811-21123

                                  AGILEX FUNDS
               (Exact name of registrant as specified in charter)

                        200 East Broward Blvd., Suite 920
                         Fort Lauderdale, Florida 33301
               (Address of principal executive offices) (Zip code)

                               Robert M. Gunville
                        200 East Broward Blvd., Suite 920
                         Fort Lauderdale, Florida 33301
                     (Name and address of agent for service)

                                 1-866-726-1700
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31

Date of reporting period: DECEMBER 31, 2003

ITEM 1. ANNUAL REPORT

                               BLACK DIAMOND FUNDS

                        PRINCIPAL PROTECTED 500 SERIES I

                        PRINCIPAL PROTECTED 100 SERIES I

                       PRINCIPAL PROTECTED 2000 SERIES I

                        PRINCIPAL PROTECTED 400 SERIES I

                         PRINCIPAL PROTECTED LS SERIES I

                          500 PROTECTED GROWTH FUND II

                          100 PROTECTED GROWTH FUND II

                          400 PROTECTED GROWTH FUND II

                         2000 PROTECTED GROWTH FUND II

                      TOTAL INDEX PROTECTED GROWTH FUND II

                           LS PROTECTED GROWTH FUND II

                                  ANNUAL REPORT
                                DECEMBER 31, 2003

Table of Contents

Annual Report to Shareholders .............................................    1

Performance and Schedule of Investments
   Principal Protected 500 Series I Fund ..................................    3
   Principal Protected 100 Series I Fund ..................................    5
   Principal Protected 2000 Series I Fund .................................    7
   Principal Protected 400 Series I Fund ..................................    9
   Principal Protected LS Series I Fund ...................................   11

Statements of Assets and Liabilities ......................................   13

Statements of Operations ..................................................   15

Statements of Changes in Net Assets .......................................   16

Financial Highlights ......................................................   17

Notes to Financial Statements .............................................   23

Report of Independent Auditors ............................................   30

Trustee Information .......................................................   31

                               BLACK DIAMOND FUNDS
                          ANNUAL REPORT TO SHAREHOLDERS
                                DECEMBER 31, 2003

Dear Shareholders:

First, let me thank all of you for entrusting us to manage, grow and protect your investment assets over the next several years. Since your investment into the Funds, we have changed our name to AGILEX Funds, effective February 13, 2004. AGILEX reflects our unique agility as a mutual fund company to potentially capitalize on all market conditions through actively managed, index-driven investing.

During our first year of operation, we have learned a great deal and achieved important milestones, overcoming many of the challenges of launching a new mutual fund organization. We successfully completed our first two Series offerings, implemented our alternative investment strategy, expanded our management team with mutual fund industry veterans, and most significantly, made key improvements to our Funds which we anticipate will enhance long-term performance of the Funds.

For our Series I shareholders, as a result of higher than anticipated interest rates on our Investment Date, we had less dollars to initially invest in our index-driven investment strategy than originally estimated. As a result, we got off to a slower than expected start. However, interest rates have more recently moved back in our favor, and we have significantly enhanced our exposure level capability to the indices through the use of various types of options, as provided for in our Prospectus. Consequently, we have seen marked improvement in Fund performance as reflected in our most recent NAVs. We maintain our belief that over the life of the investment period, we will achieve our stated investment objective of meeting or exceeding the benchmarks.

For our Series II shareholders, we are pleased to report on December 29, 2003, we closed the Series II offering of our six Protected Growth Funds. The interest rate environment was more favorable in early January 2004, so were able to implement our index-driven investment strategy with full exposure to the various stock market indices. We are pleased with our Series II Funds performance as they are either moving in concert with or, in certain cases, exceeding their benchmarks.

The Funds' subadvisor, Broadmark Asset Management, has indicated that they expect the cyclical bull market that began in March 2003 to continue its upward path, albeit at a slower rate. Typically, cyclical bull markets last 24 to 36 months with the greatest gains coming in the first year, which has just passed. At this juncture, we have no reason to believe that this pattern will not unfold. They also believe that at some point the Federal Reserve will tighten interest rates, and it is at that point that we would anticipate becoming more defensive. Until then, we continue to cautiously favor being long the indices.

Informationally, the Board of Trustees of the Funds recently approved changing the benchmark for our Total Index Growth Fund II and LS Growth Fund I and II (and future offerings of both of these Funds) to the S&P 500 Index, as a more recognizable and appropriate "growth" benchmark for investors to follow.

Again, it is our belief that, over time, our actively managed strategy of trading options and futures on the various leading stock market indices, combined with our flexibility to adjust our exposure to the equity markets, including moving our equity portfolios to 100% cash in down markets, and holding our Zero Coupon US Treasury Bonds to maturity, provides you with the best long-term opportunity to experience absolute returns, meeting or exceeding the benchmarks and providing downside risk protection.

Sincerely,

Larry B. Schweiger
Chairman

BLACK DIAMOND FUNDS
Principal Protected 500 Series I
December 31, 2003 (Unaudited)

The Blue Shares of the Black Diamond Principal Protected 500 Series I Fund returned (2.00)% over the period July 7, 2003 to December 31, 2003. That was below the S&P 500 Index, which returned 11.38% over the same period. (Returns for all share classes are shown in the chart below. Please note that these returns do not reflect the deductions of taxes that the shareholder would pay on Fund distributions or the redemption of fund shares.)

The Funds' Investment Objective seeks to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period. We had a challenging start to our Series I Funds' with the collapsing interest rates limiting our initial amount of capital to invest in the equity side. Initially we were limited to 33% exposure to the movement of the Index. We improved our investment process by enhancing our exposure capability to the Index to 50% by utilizing various types of options as allowed for in our prospectus. Going forward this improvement should have a significant impact to the Funds' performance relative to the movement of the benchmark (as was reflected the Funds' performance in the latter part of 2003).

We expect the cyclical bull market that began in March 2003 to continue its upward path, albeit at a slower rate. Typically, cyclical bull markets last 24-36 months with the greatest gains coming in the first year. We have no reason to believe that this pattern will not unfold. At some point the Federal Reserve will tighten interest rates, and it is at that point that we would become more defensive. Until then, we continue to favor the long side.

TOTAL RETURN

                                                                 7/7/03* to 12/31/03
------------------------------------------------------------------------------------
Black Diamond Principal Protected 500 Series I--Blue Shares            (2.00)%
------------------------------------------------------------------------------------
Black Diamond Principal Protected 500 Series I--Green Shares           (2.00)
------------------------------------------------------------------------------------
Black Diamond Principal Protected 500 Series I--Blue Shares**          (6.12)
------------------------------------------------------------------------------------
Black Diamond Principal Protected 500 Series I--Green Shares**         (5.22)
------------------------------------------------------------------------------------
S&P 500 Index                                                          11.38
------------------------------------------------------------------------------------

* While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Funds' investment stategy beginning July 7, 2003.

** Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the Black Diamond Principal Protected 500 Series I Fund and the S&P 500 Index if you had invested $10,000 on July 7, 2003. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  MONTH     FUND    INDEX
--------   -----   ------
7/6/03     9,579   10,000
7/31/03    8,995   10,059
8/31/03    9,033   10,255
9/30/03    9,301   10,146
10/31/03   9,139   10,720
11/30/03   9,177   10,814
12/31/03   9,388   11,382

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

BLACK DIAMOND FUNDS
Principal Protected 500 Series I: Schedule of Investments
December 31, 2003

                                         FACEAMOUNT      VALUE
                                         ----------   ----------
FIXED INCOME SECURITY -- 84.0%
U.S. Treasury Security -- 84.0%
   U.S. Treasury Strips
   0.00% due 05/15/10
   (Cost $4,055,000)..................   $5,003,000   $3,928,621
                                                      ----------

                                          NUMBER OF
                                          CONTRACTS
                                         ----------
OPTION -- 7.1%
Call Option -- 7.1%
   S&P 500 Composite Stock Index*
   December 2004, strike price @100
   (Cost $282,763)....................      1,000        330,259
                                                      ----------
Total Investments -- 91.1%
   (Cost $4,337,763)..................                 4,258,880
Cash and other assets                                 ----------
   less liabilities -- 8.9%...........                   415,094
                                                      ----------
Net Assets -- 100.0%..................                $4,673,974
                                                      ==========

* Fair valued by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Principal Protected 100 Series I
December 31, 2003 (Unaudited)

The Blue Shares of the Black Diamond Principal Protected 100 Series I Fund returned (0.74)% over the period July 7, 2003 to December 31, 2003. That was below the Nasdaq 100 Index, which returned 11.94% over the same period. (Returns for all share classes are shown in the chart below. Please note that these returns do not reflect the deductions of taxes that the shareholder would pay on Fund distributions or the redemption of fund shares.)

The Funds' Investment Objective seeks to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period. We had a challenging start to our Series I Funds' with the collapsing interest rates limiting our initial amount of capital to invest in the equity side. Initially we were limited to 33% exposure to the movement of the Index. We improved our investment process by enhancing our exposure capability to the Index to 50% by utilizing various types of options as allowed for in our prospectus. Going forward this improvement should have a significant impact to the Funds' performance relative to the movement of the benchmark (as was reflected the Funds' performance in the latter part of 2003).

We expect the cyclical bull market that began in March 2003 to continue its upward path, albeit at a slower rate. Typically, cyclical bull markets last 24-36 months with the greatest gains coming in the first year. We have no reason to believe that this pattern will not unfold. At some point the Federal Reserve will tighten interest rates, and it is at that point that we would become more defensive. Until then, we continue to favor the long side.

TOTAL RETURN

                                                                 7/7/03* to 12/31/03
------------------------------------------------------------------------------------
Black Diamond Principal Protected 100 Series I--Blue Shares            (0.74)%
------------------------------------------------------------------------------------
Black Diamond Principal Protected 100 Series I--Green Shares           (0.74)
------------------------------------------------------------------------------------
Black Diamond Principal Protected 100 Series I--Blue Shares**          (4.91)
------------------------------------------------------------------------------------
Black Diamond Principal Protected 100 Series I--Green Shares**         (4.00)
------------------------------------------------------------------------------------
Nasdaq 100 Index                                                       11.94
------------------------------------------------------------------------------------

* While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Funds' investment stategy beginning July 7, 2003.

** Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the Black Diamond Principal Protected 100 Series I Fund and the Nasdaq 100 Index if you had invested $10,000 on July 7, 2003. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  MONTH     FUND    INDEX
--------   -----   ------
7/6/03     9,579   10,000
7/31/03    8,976   10,372
8/31/03    9,091   10,897
9/30/03    9,340   10,593
10/31/03   9,292   11,516
11/30/03   9,368   11,583
12/31/03   9,509   11,940

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

BLACK DIAMOND FUNDS
Principal Protected 100 Series I: Schedule of Investments
December 31, 2003

                                                         FACEAMOUNT      VALUE
                                                         ----------   ----------
FIXED INCOME SECURITY -- 84.1%
U.S. Treasury Security -- 84.1%
   U.S. Treasury Strips
   0.00% due 05/15/10
   (Cost $2,245,924)..................................   $2,771,000   $2,175,936
                                                                      ----------
                                                          NUMBER OF
                                                          CONTRACTS
                                                         ----------
OPTION -- 7.9%
Call Option -- 7.9%
   Nasdaq-100 Index*
   December 2004, strike price @100
   (Cost $166,498)....................................        1,000      205,631
                                                                      ----------
Total Investments -- 92.0%                                             2,381,567
   (Cost $2,412,422)..................................                ----------
Cash and other assets
   less liabilities -- 8.0%...........................                   207,054
                                                                      ----------
Net Assets -- 100.0%..................................                $2,588,621
                                                                      ==========

*    Fair valued by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Principal Protected 2000 Series I
December 31, 2003 (Unaudited)

The Blue Shares of the Black Diamond Principal Protected 2000 Series I Fund returned 0.87% over the period July 7, 2003 to December 31, 2003. That was below the Russell 2000 Index, which returned 12.27% over the same period. (Returns for all share classes are shown in the chart below. Please note that these returns do not reflect the deductions of taxes that the shareholder would pay on Fund distributions or the redemption of fund shares.)

The Funds' Investment Objective seeks to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period. We had a challenging start to our Series I Funds' with the collapsing interest rates limiting our initial amount of capital to invest in the equity side. Initially we were limited to 33% exposure to the movement of the Index. We improved our investment process by enhancing our exposure capability to the Index to 50% by utilizing various types of options as allowed for in our prospectus. Going forward this improvement should have a significant impact to the Funds' performance relative to the movement of the benchmark (as was reflected the Funds' performance in the latter part of 2003).

We expect the cyclical bull market that began in March 2003 to continue its upward path, albeit at a slower rate. Typically, cyclical bull markets last 24-36 months with the greatest gains coming in the first year. We have no reason to believe that this pattern will not unfold. At some point the Federal Reserve will tighten interest rates, and it is at that point that we would become more defensive. Until then, we continue to favor the long side.

TOTAL RETURN

                                                                  7/7/03* to 12/31/03
-------------------------------------------------------------------------------------
Black Diamond Principal Protected 2000 Series I--Blue Shares              0.87%
-------------------------------------------------------------------------------------
Black Diamond Principal Protected 2000 Series I--Green Shares             0.97
-------------------------------------------------------------------------------------
Black Diamond Principal Protected 2000 Series I--Blue Shares**           (3.37)
-------------------------------------------------------------------------------------
Black Diamond Principal Protected 2000 Series I--Green Shares**          (2.35)
-------------------------------------------------------------------------------------
Russell 2000 Index                                                       12.27
-------------------------------------------------------------------------------------

* While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Funds' investment stategy beginning July 7, 2003.

** Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the Black Diamond Principal Protected 2000 Series I Fund and the Russell 2000 Index if you had invested $10,000 on July 7, 2003. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MONTH       FUND    INDEX
--------   -----   ------
7/6/03     9,579   10,000
7/31/03    9,053   10,438
8/31/03    9,167   10,917
9/30/03    9,407   10,716
10/31/03   9,388   11,616
11/30/03   9,617   12,028
12/31/03   9,663   12,273

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

BLACK DIAMOND FUNDS
Principal Protected 2000 Series I: Schedule of Investments
December 31, 2003

                                                         FACEAMOUNT      VALUE
                                                         ----------   ----------
FIXED INCOME SECURITY -- 83.1%
U.S. Treasury Security -- 83.1%
   U.S. Treasury Strips
   0.00% due 05/15/10
   (Cost $1,576,443)..................................   $1,945,000   $1,527,317
                                                                      ----------
                                                          NUMBER OF
                                                          CONTRACTS
                                                         ----------
OPTION -- 7.9%
Call Option -- 7.9%
   Russell 2000 Index*
   December 2004, strike price @ 100
   (Cost $124,053)....................................        1,000      144,357
                                                                      ----------
Total Investments -- 91.0%                                             1,671,674
   (Cost $1,700,496)..................................                ----------
Cash and other assets
   less liabilities -- 9.0%...........................                   165,747
                                                                      ----------
Net Assets -- 100.0%..................................                $1,837,421
                                                                      ==========

* Fair valued by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Principal Protected 400 Series I
December 31, 2003 (Unaudited)

The Blue Shares of the Black Diamond Principal Protected 400 Series I Fund returned (0.54)% over the period July 7, 2003 to December 31, 2003. That was below the S&P Mid-Cap 400 Index, which returned 11.88% over the same period. (Returns for all share classes are shown in the chart below. Please note that these returns do not reflect the deductions of taxes that the shareholder would pay on Fund distributions or the redemption of fund shares.)

The Funds' Investment Objective seeks to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period. We had a challenging start to our Series I Funds' with the collapsing interest rates limiting our initial amount of capital to invest in the equity side. Initially we were limited to 33% exposure to the movement of the Index. We improved our investment process by enhancing our exposure capability to the Index to 50% by utilizing various types of options as allowed for in our prospectus. Going forward this improvement should have a significant impact to the Funds' performance relative to the movement of the benchmark (as was reflected the Funds' performance in the latter part of 2003).

We expect the cyclical bull market that began in March 2003 to continue its upward path, albeit at a slower rate. Typically, cyclical bull markets last 24-36 months with the greatest gains coming in the first year. We have no reason to believe that this pattern will not unfold. At some point the Federal Reserve will tighten interest rates, and it is at that point that we would become more defensive. Until then, we continue to favor the long side.

TOTAL RETURN

                                                                 7/7/03* to 12/31/03
------------------------------------------------------------------------------------
Black Diamond Principal Protected 400 Series I--Blue Shares             (0.54)%
------------------------------------------------------------------------------------
Black Diamond Principal Protected 400 Series I--Green Shares            (0.44)
------------------------------------------------------------------------------------
Black Diamond Principal Protected 400 Series I--Blue Shares**           (4.73)
------------------------------------------------------------------------------------
Black Diamond Principal Protected 400 Series I--Green Shares**          (3.71)
------------------------------------------------------------------------------------
S&P Mid-Cap 400 Index                                                   11.88
------------------------------------------------------------------------------------

* While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Funds' investment stategy beginning July 7, 2003.

** Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the Black Diamond Principal Protected 400 Series I Fund and the S&P Mid-Cap 400 Index if you had invested $10,000 on July 7, 2003. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MONTH       FUND    INDEX
--------   -----   ------
7/6/03     9,579   10,000
7/31/03    9,062   10,198
8/31/03    9,148   10,660
9/30/03    9,397   10,497
10/31/03   9,311   11,291
11/30/03   9,455   11,684
12/31/03   9,527   11,881

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

BLACK DIAMOND FUNDS
Principal Protected 400 Series I: Schedule of Investments
December 31, 2003

                                                         FACEAMOUNT      VALUE
                                                         ----------   ----------
FIXED INCOME SECURITY -- 82.9%
U.S. Treasury Security -- 82.9%
   U.S. Treasury Strips
   0.00% due 05/15/10
   (Cost $1,569,962)..................................   $1,937,000   $1,521,035
                                                                      ----------

                                                          NUMBER OF
                                                          CONTRACTS
                                                         ----------
OPTION -- 6.7%
Call Option -- 6.7%
   S&P Mid-Cap 400 Index*
   December 2004, strike price @ 100
   (Cost $110,645)....................................        1,000      123,592
                                                                      ----------

Total Investments -- 89.6%
   (Cost $1,680,607)..................................                 1,644,627
Cash and other assets                                                 ----------
   less liabilities -- 10.4%..........................                   190,181
                                                                      ----------
Net Assets -- 100.0%..................................                $1,834,808
                                                                      ==========

* Fair valued by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Principal Protected LS Series I
December 31, 2003 (Unaudited)

The Blue Shares of the Black Diamond Principal Protected LS Series I Fund returned 0.67% over the period July 7, 2003 to December 31, 2003. That was below the CSFB Tremont Hedge Fund Long/Short Equity Index, which returned 10.94% over the same period. (Returns for all share classes are shown in the chart below. Please note that these returns do not reflect the deductions of taxes that the shareholder would pay on Fund distributions or the redemption of fund shares.)

The Funds' Investment Objective seeks to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder's Protected Amount over the same seven-year period. We had a challenging start to our Series I Funds' with the collapsing interest rates limiting our initial amount of capital to invest in the equity side. Initially we were limited to 33% exposure to the movement of the Index. We improved our investment process by enhancing our exposure capability to the Index to 50% by utilizing various types of options as allowed for in our prospectus. Going forward this improvement should have a significant impact to the Funds' performance relative to the movement of the benchmark (as was reflected the Funds' performance in the latter part of 2003).

We expect the cyclical bull market that began in March 2003 to continue its upward path, albeit at a slower rate. Typically, cyclical bull markets last 24-36 months with the greatest gains coming in the first year. We have no reason to believe that this pattern will not unfold. At some point the Federal Reserve will tighten interest rates, and it is at that point that we would become more defensive. Until then, we continue to favor the long side.

TOTAL RETURN
                                                             7/7/03* to 12/31/03
--------------------------------------------------------------------------------
Black Diamond Principal Protected LS Series I--Blue Shares          0.67%
--------------------------------------------------------------------------------
Black Diamond Principal Protected LS Series I--Green
   Shares                                                           0.57
--------------------------------------------------------------------------------
Black Diamond Principal Protected LS Series I--Blue
   Shares**                                                        (3.67)
--------------------------------------------------------------------------------
Black Diamond Principal Protected LS Series I--Green
   Shares**                                                        (2.83)
--------------------------------------------------------------------------------
CSFB Tremont Hedge Fund Long/Short Equity Index***                 10.94
--------------------------------------------------------------------------------

* While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Fund's investment stategy beginning July 7, 2003.

** Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.

*** This index is published on a full calendar month basis only. The return listed is for the full calendar month.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the Black Diamond Principal Protected LS Series I Fund and the CSFB Tremont Hedge Fund Long/Short Equity Index if you had invested $10,000 on July 7, 2003. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 MONTH      FUND    INDEX
--------   -----   ------
7/6/03     9,579   10,000
7/31/03    9,062   10,027
8/31/03    9,110   10,131
9/30/03    9,349   10,254
10/31/03   9,359   10,506
11/30/03   9,589   10,685
12/31/03   9,633   10,941

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. This must be accompanied or preceded by a prospectus.

BLACK DIAMOND FUNDS
Principal Protected LS Series I: Schedule of Investments
December 31, 2003

                                                         FACEAMOUNT     VALUE
                                                         ----------   ----------
FIXED INCOME SECURITY -- 80.7%
U.S. Treasury Security -- 80.7%
   U.S. Treasury Strips 0.00% due 05/15/10
   (Cost $1,175,187) .................................   $1,450,000   $1,138,617
                                                                      ----------

                                                          NUMBER OF
                                                          CONTRACTS
                                                         ----------
OPTION -- 10.2%
Call Option -- 10.2%
   Russell 2000 Index* December 2004, strike
   price @ 100
   (Cost $124,054) ...................................        1,000      144,357
                                                                      ----------
Total Investments -- 90.9%
(Cost $1,299,241) ....................................                 1,282,974
                                                                      ----------
Cash and other assets less liabilities -- 9.1% .......                   127,878
                                                                      ----------
Net Assets -- 100.0% .................................                $1,410,852
                                                                      ==========

* Fair valued by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Statements of Assets and Liabilities
December 31, 2003

                                                            PRINCIPAL     PRINCIPAL
                                                            PROTECTED     PROTECTED
                                                          500 SERIES I   100 SERIES I
                                                          ------------   ------------
ASSETS:
   Investments at Cost ................................    $4,337,763     $2,412,422
   Investments at Value ...............................    $4,258,880     $2,381,567
Cash ..................................................       459,269        237,174
Receivables:
   Due from Adviser ...................................            --             --
   Interest ...........................................           220             83
   Investment Securities Sold .........................            --             --
   Fund Shares Sold ...................................            --             --
   Other ..............................................           904            550
                                                           ----------     ----------
   TOTAL ASSETS .......................................     4,719,273      2,619,374
                                                           ----------     ----------
LIABILITIES:
Payables:
   Advisory Fees ......................................         4,577          2,752
   Administrative .....................................         2,363          1,570
   Fund Shares Redeemed ...............................            --             --
   Dividends Declared .................................            --             28
   Distribution and Service Fees ......................         7,823          5,491
   Bank Overdraft .....................................            --             --
   Trustees' Fees .....................................         6,063          3,040
   Professional Services ..............................        22,318         16,462
Accrued Expenses ......................................         2,155          1,410
                                                           ----------     ----------
   TOTAL LIABILITIES ..................................        45,299         30,753
                                                           ----------     ----------
   NET ASSETS .........................................    $4,673,974     $2,588,621
                                                           ==========     ==========
NET ASSETS CONSIST OF:
Paid-in Capital .......................................    $4,752,857     $2,619,476
Undistributed Net Gain ................................            --             --
Net Unrealized Depreciation ...........................       (78,883)       (30,855)
                                                           ----------     ----------
   NET ASSETS .........................................    $4,673,974     $2,588,621
                                                           ==========     ==========
MAXIMUM OFFERING PRICE PER SHARE:
BLUE SHARES:
Net Assets ............................................    $4,091,942     $2,489,502
                                                           ----------     ----------
Shares Outstanding (unlimited authorized, $.01
   par value) .........................................       417,250        252,043
                                                           ----------     ----------
NET ASSET VALUE PER SHARE .............................    $     9.81     $     9.88
                                                           ----------     ----------
MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value Per
 Share/(100% -- 4.25% offering price) .................    $    10.25     $    10.32
                                                           ----------     ----------
GREEN SHARES:
Net Assets ............................................    $  582,032     $   99,119
                                                           ----------     ----------
Shares Outstanding (unlimited authorized, $.01
   par value) .........................................        59,342         10,032
                                                           ----------     ----------
NET ASSET VALUE PER SHARE .............................    $     9.81     $     9.88
                                                           ----------     ----------
MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value Per
   Share/(100% -- 3.25% offering price) ...............    $    10.14     $    10.21
                                                           ----------     ----------

                                                                     PRINCIPAL
                                                                     PROTECTED
                                                                   2000 SERIES I
                                                                   -------------
ASSETS:
   Investments at Cost .........................................    $ 1,700,496
   Investments at Value ........................................    $ 1,671,674
Cash ...........................................................        191,388
Receivables:
   Due from Adviser ............................................             --
   Interest ....................................................             82
   Investment Securities Sold ..................................             --
   Fund Shares Sold ............................................             --
   Other .......................................................            369
                                                                    -----------
   TOTAL ASSETS ................................................      1,863,513
                                                                    -----------
LIABILITIES:
Payables:
   Advisory Fees ...............................................          1,848
   Administrative ..............................................          1,019
   Fund Shares Redeemed ........................................          5,486
   Dividends Declared ..........................................            131
   Distribution and Service Fees ...............................          3,983
   Bank Overdraft ..............................................             --
   Trustees' Fees ..............................................          2,219
   Professional Services .......................................         10,517
Accrued Expenses ...............................................            889
                                                                    -----------
   TOTAL LIABILITIES ...........................................         26,092
                                                                    -----------
   NET ASSETS ..................................................    $ 1,837,421
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in Capital ................................................    $ 1,847,431
Undistributed Net Gain .........................................         18,812
Net Unrealized Depreciation ....................................        (28,822)
                                                                    -----------
   NET ASSETS ..................................................    $ 1,837,421
                                                                    ===========
MAXIMUM OFFERING PRICE PER SHARE:
BLUE SHARES:
Net Assets .....................................................    $ 1,736,615
                                                                    -----------
Shares Outstanding (unlimited authorized, $.01 par value) ......        176,440
                                                                    -----------
NET ASSET VALUE PER SHARE ......................................    $      9.84
                                                                    -----------
MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value Per
   Share/(100% -- 4.25% offering price) ........................    $     10.28
                                                                    -----------
GREEN SHARES:
Net Assets .....................................................    $   100,806
                                                                    -----------
Shares Outstanding (unlimited authorized, $.01 par value) ......         10,235
                                                                    -----------
NET ASSET VALUE PER SHARE ......................................    $      9.85
                                                                    -----------
MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value Per
   Share/(100% -- 3.25% offering price) ........................    $     10.18
                                                                    -----------

                                                        PRINCIPAL     PRINCIPAL
                                                        PROTECTED     PROTECTED
                                                      400 SERIES I   LS SERIES I
                                                      ------------   -----------
ASSETS:
   Investments at Cost ............................    $1,680,607    $1,299,241
   Investments at Value ...........................    $1,644,627    $1,282,974
Cash ..............................................       210,519            --
Receivables:
   Due from Adviser ...............................            --         7,039
   Interest .......................................            54            99
   Investment Securities Sold .....................            --       235,539
   Fund Shares Sold ...............................            --            78
   Other ..........................................           373           406
                                                       ----------    ----------
   TOTAL ASSETS ...................................     1,855,573     1,526,135
                                                       ----------    ----------
LIABILITIES:
Payables:
   Advisory Fees ..................................         1,866            --
   Administrative .................................         1,028         1,129
   Fund Shares Redeemed ...........................            --         3,054
   Dividends Declared .............................            75            74
   Distribution and Service Fees ..................         4,066         3,171
   Bank Overdraft .................................            --        92,875
   Trustees' Fees .................................         2,240         2,222
   Professional Services ..........................        10,588        11,825
Accrued Expenses ..................................           902           933
                                                       ----------    ----------
   TOTAL LIABILITIES ..............................        20,765       115,283
                                                       ----------    ----------
   NET ASSETS .....................................    $1,834,808    $1,410,852
                                                       ==========    ==========
NET ASSETS CONSIST OF:
Paid-in Capital ...................................    $1,861,265    $1,410,986
Undistributed Net Gain ............................         9,523        16,133
Net Unrealized Depreciation .......................       (35,980)      (16,267)
                                                       ----------    ----------
   NET ASSETS .....................................    $1,834,808    $1,410,852
                                                       ==========    ==========
MAXIMUM OFFERING PRICE PER SHARE:
BLUE SHARES:
Net Assets ........................................    $1,735,436    $1,310,503
                                                       ----------    ----------
Shares Outstanding (unlimited authorized,
   $.01 par value) ................................       176,910       132,161
                                                       ----------    ----------
NET ASSET VALUE PER SHARE .........................    $     9.81    $     9.92
                                                       ----------    ----------
MAXIMUM OFFERING PRICE PER SHARE (Net Asset
   Value Per Share/(100% -- 4.25%
   offering price) ................................    $    10.25    $    10.36
                                                       ----------    ----------
GREEN SHARES:
Net Assets ........................................    $   99,372    $  100,349
                                                       ----------    ----------
Shares Outstanding (unlimited authorized,
   $.01 par value) ................................        10,123        10,123
                                                       ----------    ----------
NET ASSET VALUE PER SHARE .........................    $     9.82    $     9.91
                                                       ----------    ----------
MAXIMUM OFFERING PRICE PER SHARE (Net Asset
   Value Per Share/(100% -- 3.25%
   offering price) ................................    $    10.15    $    10.24
                                                       ----------    ----------

                                        500          100         400        2000      TOTAL INDEX      LS
                                     PROTECTED    PROTECTED   PROTECTED   PROTECTED    PROTECTED    PROTECTED
                                      GROWTH       GROWTH      GROWTH      GROWTH       GROWTH       GROWTH
                                      FUND II      FUND II     FUND II     FUND II      FUND II      FUND II
                                    ----------   ----------   ---------   ---------   -----------   ---------
ASSETS:
Cash ............................   $1,927,741   $1,547,670    $970,021    $796,917    $6,929,195    $695,796
Receivables:
   Fund Shares Sold .............           --           --      14,322      23,868     1,197,821      22,947
   Due from Advisor .............        7,603        6,181       3,798       2,706        12,477       1,058
Deferred Offering Costs .........        7,603        6,181       3,798       2,706        12,477       1,058
Other ...........................          273          227         143         108           443          32
                                    ----------   ----------    --------    --------    ----------    --------
   TOTAL ASSETS .................    1,943,220    1,560,259     992,082     826,305     8,152,413     720,891
                                    ----------   ----------    --------    --------    ----------    --------
LIABILITIES:
Payables:
   Trustees' Fees ...............        1,712        1,376         839         584         2,599         223
   Professional Services ........        7,002        5,632       3,433       2,391        10,629         913
   Offering Costs ...............        7,603        6,181       3,798       2,706        12,477       1,058
Accrued Expenses ................          809          658         412         280         1,237         106
                                    ----------   ----------    --------    --------    ----------    --------
   TOTAL LIABILITIES ............       17,126       13,847       8,482       5,961        26,942       2,300
                                    ----------   ----------    --------    --------    ----------    --------
   NET ASSETS ...................   $1,926,094   $1,546,412    $983,600    $820,344    $8,125,471    $718,591
                                    ==========   ==========    ========    ========    ==========    ========
NET ASSETS CONSIST OF:
Paid-in Capital .................   $1,926,094   $1,546,412    $983,600    $820,344    $8,125,471    $718,594
Net Loss ........................           --           --          --          --            --          (3)
                                    ----------   ----------    --------    --------    ----------    --------
   NET ASSETS ...................   $1,926,094   $1,546,412    $983,600    $820,344    $8,125,471    $718,591
                                    ==========   ==========    ========    ========    ==========    ========
MAXIMUM OFFERING PRICE PER
   SHARE:
Net Assets ......................   $1,926,094   $1,546,412    $983,600    $820,344    $8,125,471    $718,591
                                    ----------   ----------    --------    --------    ----------    --------
Shares Outstanding (unlimited
   authorized, $.01 par value) ..      192,610      154,640      98,360      82,034       812,547      71,861
                                    ----------   ----------    --------    --------    ----------    --------
NET ASSET VALUE PER SHARE .......   $    10.00   $    10.00    $  10.00    $  10.00    $    10.00    $  10.00
                                    ----------   ----------    --------    --------    ----------    --------
MAXIMUM OFFERING PRICE PER SHARE
   (Net Asset Value Per
   Share/(100% -- 4.50% offering
   price) .......................   $    10.47   $    10.47    $  10.47    $  10.47    $    10.47   $  10.47
                                    ----------   ----------    --------    --------    ----------   --------

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Statements of Assets and Liabilities
December 31, 2003 (cont'd)

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Statements of Operations
For the Period Ended December 31, 2003

                                                     PRINCIPAL       PRINCIPAL
                                                     PROTECTED       PROTECTED
                                                   500 SERIES I*   100 SERIES I*
                                                   -------------   -------------
INVESTMENT INCOME:
Interest .......................................     $  85,439       $ 54,148
                                                     ---------       --------
EXPENSES:
Advisory .......................................        27,615         17,834
Distribution and Service Fees:
   Blue Class ..................................        30,901         22,238
   Green Class .................................         5,617          1,733
   Silver Class ................................             9              9
   Gold Class ..................................             9              9
Offering costs .................................        61,095         43,048
Professional Services ..........................        29,096         20,977
Administration .................................         6,970          4,586
Shareholder Reports ............................         1,699          1,135
Trustees' Fees and Expenses ....................         8,309          4,620
Registration Fees ..............................         7,917          4,712
Other ..........................................         2,382          1,624
                                                     ---------       --------
   TOTAL EXPENSES ..............................       181,619        122,525
                                                     ---------       --------
   NET INVESTMENT LOSS .........................       (96,180)       (68,377)
                                                     ---------       --------
REALIZED GAIN (LOSS):
Investment Securities ..........................       (48,925)       (58,145)
Options ........................................        78,283         85,663
                                                     ---------       --------
   Net Gain ....................................        29,358         27,518
                                                     ---------       --------
CHANGE IN NET UNREALIZED DEPRECIATION:
   Investment Securities .......................      (126,379)       (69,988)
   Options .....................................        47,496         39,133
                                                     ---------       --------
   Net Unrealized Depreciation .................       (78,883)       (30,855)
                                                     ---------       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS) .....       (49,525)        (3,337)
                                                     ---------       --------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ................     $(145,705)      $(71,714)
                                                     =========       ========

                                                                    PRINCIPAL
                                                                    PROTECTED
                                                                  2000 SERIES I*
                                                                  --------------
INVESTMENT INCOME:
Interest ......................................................      $ 37,147
                                                                     --------
EXPENSES:
Advisory ......................................................        12,349
Distribution and Service Fees:
   Blue Class .................................................        15,994
   Green Class ................................................           674
   Silver Class ...............................................             9
   Gold Class .................................................             9
Offering costs ................................................        27,441
Professional Services .........................................        13,727
Administration ................................................         3,120
Shareholder Reports ...........................................           711
Trustees' Fees and Expenses ...................................         3,216
Registration Fees .............................................         3,172
Other .........................................................         1,031
                                                                     --------
   TOTAL EXPENSES .............................................        81,453
                                                                     --------
   NET INVESTMENT LOSS ........................................       (44,306)
                                                                     --------
REALIZED GAIN (LOSS):
Investment Securities .........................................       (26,503)
Options .......................................................       115,716
                                                                     --------
   Net Gain ...................................................        89,213
                                                                     --------
CHANGE IN NET UNREALIZED DEPRECIATION:
   Investment Securities ......................................       (49,126)
   Options ....................................................        20,304
                                                                     --------
   Net Unrealized Depreciation ................................       (28,822)
                                                                     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ....................        60,391
                                                                     --------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS ..............................................      $ 16,085
                                                                     ========

                                                      PRINCIPAL       PRINCIPAL
                                                      PROTECTED       PROTECTED
                                                    400 SERIES I*   LS SERIES I*
                                                    -------------   ------------
INVESTMENT INCOME:
Interest ........................................      $ 37,745       $ 35,586
                                                       --------       --------
EXPENSES:
Advisory ........................................        12,564          3,015
Distribution and Service Fees:
   Blue Class ...................................        16,306         11,870
   Green Class ..................................           671          2,165
   Silver Class .................................             9             10
   Gold Class ...................................             9             10
Offering costs ..................................        27,644         30,772
Professional Services ...........................        13,865         14,718
Administration ..................................         3,168          3,140
Shareholder Reports .............................           719            736
Trustees' Fees and Expenses .....................         3,257          3,249
Registration Fees ...............................         3,194          3,455
Other ...........................................         1,053          1,079
                                                       --------       --------
   TOTAL EXPENSES ...............................        82,459         74,219
                                                       --------       --------
   NET INVESTMENT LOSS ..........................       (44,714)       (38,633)
                                                       --------       --------
REALIZED GAIN (LOSS):
Investment Securities ...........................       (28,168)       (46,733)
Options .........................................        85,157        103,993
                                                       --------       --------
   Net Gain .....................................        56,989         57,260
                                                       --------       --------
CHANGE IN NET UNREALIZED DEPRECIATION:
   Investment Securities ........................       (48,927)       (36,570)
   Options ......................................        12,947         20,303
                                                       --------       --------
   Net Unrealized Depreciation ..................       (35,980)       (16,267)
                                                       --------       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ......        21,009         40,993
                                                       --------       --------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .................      $(23,705)      $  2,360
                                                       ========       ========

                                      500         100         400        2000      TOTAL INDEX       LS
                                   PROTECTED   PROTECTED   PROTECTED   PROTECTED    PROTECTED     PROTECTED
                                    GROWTH      GROWTH      GROWTH      GROWTH       GROWTH        GROWTH
                                   FUND II*    FUND II*    FUND II*    FUND II*     FUND II*      FUND II*
                                   ---------   ---------   ---------   ---------   -----------   -----------
INVESTMENT INCOME:
Interest .......................    $ 1,937     $ 1,499     $   883     $   556     $  2,016      $   185
                                    -------     -------     -------     -------     --------      -------
EXPENSES:
Professional Services ..........      7,002       5,632       3,433       2,391       10,629          913
Shareholder Reports ............        700         563         343         239        1,063           91
Trustees' Fees and Expenses ....      1,712       1,376         839         585        2,598          222
Other ..........................        126         109          66          47          203           17
                                    -------     -------     -------     -------     --------      -------
   TOTAL EXPENSES ..............      9,540       7,680       4,681       3,262       14,493        1,243
                                    -------     -------     -------     -------     --------      -------
Reimbursement of Expenses ......     (7,603)     (6,181)     (3,798)     (2,706)     (12,477)      (1,058)
                                    -------     -------     -------     -------     --------      -------
   NET EXPENSES ................      1,937       1,499         883         556        2,016          185
                                    -------     -------     -------     -------     --------      -------
NET INVESTMENT INCOME ..........         --          --          --          --           --           --
                                    -------     -------     -------     -------     --------      -------
REALIZED LOSS:
Investment Securities ..........         --          --          --          --           --           (3)
                                    -------     -------     -------     -------     --------      -------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...    $    --     $    --     $    --     $    --     $     --      $    (3)
                                    =======     =======     =======     =======     ========      =======

* Commencement of operations for Series I and Series II is April 17, 2003 and October 2, 2003, respectively.

                                                     PRINCIPAL       PRINCIPAL
                                                     PROTECTED       PROTECTED
                                                   500 SERIES I*   100 SERIES I*
                                                   -------------   -------------
OPERATIONS:
Net Investment Loss ............................    $  (96,180)     $  (68,377)
Net Realized Gain ..............................        29,358          27,518
Net Unrealized Loss ............................       (78,883)        (30,855)
                                                    ----------      ----------
   Net Increase (Decrease) in Net Assets from
      Operations ...............................      (145,705)        (71,714)
                                                    ----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
   Distributions from net realized gain ........            --          (4,821)
   Distributions from paid-in capital ..........            --         (12,294)
Green Shares
   Distributions from net realized gain ........            --            (388)
   Distributions from paid-in capital ..........            --            (988)
                                                    ----------      ----------
Decrease in net assets due to distributions ....            --         (18,491)
                                                    ----------      ----------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Net Increase in Net Assets Resulting from
      Capital Share Transactions ...............     4,799,679       2,658,826
                                                    ----------      ----------
   INCREASE IN NET ASSETS ......................     4,653,974       2,568,621
   NET ASSETS, BEGINNING OF PERIOD .............        20,000          20,000
                                                    ----------      ----------
   NET ASSETS, END OF PERIOD ...................    $4,673,974      $2,588,621
                                                    ==========      ==========
   Undistributed Net Investment Income .........    $       --      $       --
                                                    ==========      ==========

                                                                    PRINCIPAL
                                                                    PROTECTED
                                                                  2000 SERIES I*
                                                                  --------------
OPERATIONS:
Net Investment Loss ...........................................     $  (44,306)
Net Realized Gain .............................................         89,213
Net Unrealized Loss ...........................................        (28,822)
                                                                    ----------
   Net Increase (Decrease) in Net Assets from Operations ......         16,085
                                                                    ----------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
   Distributions from net realized gain .......................        (52,857)
   Distributions from paid-in capital .........................             --
Green Shares
   Distributions from net realized gain .......................         (2,585)
   Distributions from paid-in capital .........................             --
                                                                    ----------
Decrease in net assets due to distributions ...................        (55,442)
                                                                    ----------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Net Increase in Net Assets Resulting from Capital Share
      Transactions ............................................      1,856,778
                                                                    ----------
   INCREASE IN NET ASSETS .....................................      1,817,421
   NET ASSETS, BEGINNING OF PERIOD ............................         20,000
                                                                    ----------
   NET ASSETS, END OF PERIOD ..................................     $1,837,421
                                                                    ==========
   Undistributed Net Investment Income ........................     $       --
                                                                    ==========

                                                      PRINCIPAL       PRINCIPAL
                                                      PROTECTED       PROTECTED
                                                    400 SERIES I*   LS SERIES I*
                                                    -------------   ------------
OPERATIONS:
Net Investment Loss .............................     $  (44,714)    $  (38,633)
Net Realized Gain ...............................         56,989         57,260
Net Unrealized Loss .............................        (35,980)       (16,267)
                                                      ----------     ----------
   Net Increase (Decrease) in Net Assets from
      Operations ................................        (23,705)         2,360
                                                      ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
   Distributions from net realized gain .........        (30,869)       (29,509)
   Distributions from paid-in capital ...........             --             --
Green Shares
   Distributions from net realized gain .........         (1,472)        (5,722)
   Distributions from paid-in capital ...........             --             --
                                                      ----------     ----------
Decrease in net assets due to distributions .....        (32,341)       (35,231)
                                                      ----------     ----------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Net Increase in Net Assets Resulting from
      Capital Share Transactions ................      1,870,854      1,423,723
                                                      ----------     ----------
   INCREASE IN NET ASSETS .......................      1,814,808      1,390,852
   NET ASSETS, BEGINNING OF PERIOD ..............         20,000         20,000
                                                      ----------     ----------
   NET ASSETS, END OF PERIOD ....................     $1,834,808     $1,410,852
                                                      ==========     ==========
   Undistributed Net Investment Income ..........     $       --     $       --
                                                      ==========     ==========

                                                          PROTECTED    PROTECTED
                                                           GROWTH       GROWTH
                                                          FUND II*     FUND II*
                                                         ----------   ----------
OPERATIONS:
Net Investment Income ................................   $       --   $       --
Net Realized Loss ....................................           --           --
                                                         ----------   ----------
   Net Decrease in Net Assets from Operations ........           --           --
                                                         ----------   ----------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Net Increase in Net Assets Resulting from Capital
      Share Transactions .............................    1,926,094    1,546,412
                                                         ----------   ----------
   INCREASE IN NET ASSETS ............................    1,926,094    1,546,412
   NET ASSETS, BEGINNING OF PERIOD ...................           --           --
                                                         ----------   ----------
   NET ASSETS, END OF PERIOD .........................   $1,926,094   $1,546,412
                                                         ==========   ==========
   Undistributed Net Investment Income ...............   $       --           --
                                                         ==========   ==========

                                                              400        2000
                                                           PROTECTED   PROTECTED
                                                            GROWTH      GROWTH
                                                            FUND II*    FUND II*
                                                           ---------   ---------
OPERATIONS:
Net Investment Income ..................................    $     --    $     --
Net Realized Loss ......................................          --          --
                                                            --------    --------
   Net Decrease in Net Assets from Operations ..........          --          --
                                                            --------    --------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Net Increase in Net Assets Resulting from Capital
      Share Transactions ...............................     983,600     820,344
                                                            --------    --------
   INCREASE IN NET ASSETS ..............................     983,600     820,344
   NET ASSETS, BEGINNING OF PERIOD .....................          --          --
                                                            --------    --------
   NET ASSETS, END OF PERIOD ...........................    $983,600    $820,344
                                                            ========    ========
   Undistributed Net Investment Income .................    $     --          --
                                                            ========    ========

                                                                     TOTAL INDEX
                                                                      PROTECTED
                                                                       GROWTH
                                                                       FUND II*
                                                                     -----------
OPERATIONS:
Net Investment Income ............................................    $       --
Net Realized Loss ................................................            --
                                                                      ----------
   Net Decrease in Net Assets from Operations ....................            --
                                                                      ----------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Net Increase in Net Assets Resulting from Capital
      Share Transactions .........................................     8,125,471
                                                                      ----------
   INCREASE IN NET ASSETS ........................................     8,125,471
   NET ASSETS, BEGINNING OF PERIOD ...............................            --
                                                                      ----------
   NET ASSETS, END OF PERIOD .....................................    $8,125,471
                                                                      ==========
   Undistributed Net Investment Income ...........................    $       --
                                                                      ==========

                                                                          LS
                                                                       PROTECTED
                                                                        GROWTH
                                                                        FUND II*
                                                                       ---------
OPERATIONS:
Net Investment Income ..............................................   $     --
Net Realized Loss ..................................................         (3)
                                                                       --------
   Net Decrease in Net Assets from Operations ......................         (3)
                                                                       --------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Net Increase in Net Assets Resulting from Capital Share
      Transactions .................................................    718,594
                                                                       --------
   INCREASE IN NET ASSETS ..........................................    718,591
   NET ASSETS, BEGINNING OF PERIOD .................................         --
                                                                       --------
   NET ASSETS, END OF PERIOD .......................................   $718,591
                                                                       ========
   Undistributed Net Investment Income .............................         --
                                                                       ========

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Statements of Changes in Net Assets
For the Period Ended December 31, 2003

* Commencement of operations for Series I and Series II is April 17, 2003 and October 2, 2003, respectively.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Financial Highlights
Period from April 17, 2003* to December 31, 2003

The tables below sets forth financial data for one share of capital stock outstanding throughout the period presented

                                                         BLUE         GREEN
                                                        SHARES       SHARES
                                                        ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD ................   $10.00       $10.00
                                                        ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Loss** ...............................    (0.19)       (0.19)
Net Realized and Unrealized Gain ....................       --(b)        --(b)
                                                        ------       ------
   Total Loss from Investment Operations ............    (0.19)       (0.19)
                                                        ------       ------
Net Asset Value, End of Period ......................   $ 9.81       $ 9.81
                                                        ======       ======
Total Return (a) ....................................    (2.00)%      (2.00)%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) ............   $4,092       $  582
Ratio of Expenses to Average Net Assets .............     5.29%***     5.29%***
Ratio of Net Investment Loss to Average Net Assets ..    (2.80)%***   (2.80)%***
Portfolio Turnover Rate .............................       48%          48%

Principal Protected 500 Series I

Principal Protected 100 Series I

                                                         BLUE         GREEN
                                                        SHARES       SHARES
                                                        ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD ................   $10.00       $10.00
                                                        ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Loss**  ..............................    (0.22)       (0.22)
Net Realized and Unrealized Gain ....................     0.16         0.16
                                                        ------       ------
      Total Loss from Investment Operations .........    (0.06)       (0.06)
                                                        ------       ------
   Less Distributions:
      Distributions from Net Realized Gains .........    (0.02)       (0.02)
      Distributions from Paid-in Capital ............    (0.04)       (0.04)
                                                        ------       ------
      Total Distributions ...........................    (0.06)       (0.06)
                                                        ------       ------
Net Asset Value, End of Period ......................   $ 9.88       $ 9.88
                                                        ======       ======
Total Return (a) ....................................    (0.74)%      (0.74)%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) ............   $2,490       $   99
Ratio of Expenses to Average Net Assets .............     5.86%***     5.86%***
Ratio of Net Investment Loss to Average Net Assets ..    (3.27)%***   (3.27)%***
Portfolio Turnover Rate .............................       63%          63%

*  Commencement of operations.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
***  Annualized.
(a) Total return is non-annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.
(b) Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Financial Highlights
Period from April 17, 2003* to December 31, 2003

The tables below sets forth financial data for one share of capital stock outstanding throughout the period presented

Principal Protected 2000 Series I

                                                         BLUE         GREEN
                                                        SHARES       SHARES
                                                        ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD ................   $10.00       $10.00
                                                        ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Loss** ...............................    (0.21)       (0.21)
Net Realized and Unrealized Gain ....................     0.31         0.32
                                                        ------       ------
      Total Income from Investment Operations .......     0.10         0.11
                                                        ------       ------
   Less Distributions:
      Distributions from Net Realized Gains .........    (0.26)       (0.26)
                                                        ------       ------
Net Asset Value, End of Period ......................   $ 9.84       $ 9.85
                                                        ======       ======
Total Return (a) ....................................     0.87%        0.97%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) ............   $1,737       $  101
Ratio of Expenses to Average Net Assets .............     5.60%***     5.60%***
Ratio of Net Investment Loss to Average Net Assets ..    (3.05)%***   (3.05)%***
Portfolio Turnover Rate .............................       69%          69%

                                                         BLUE         GREEN
                                                        SHARES       SHARES
                                                        ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD ................   $10.00       $10.00
                                                        ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Loss** ...............................    (0.20)       (0.20)
Net Realized and Unrealized Gain ....................     0.16         0.17
                                                        ------       ------
      Total Loss from Investment Operations .........    (0.04)       (0.03)
                                                        ------       ------
   Less Distributions:
      Distributions from Net Realized Gains .........    (0.15)       (0.15)
                                                        ------       ------
Net Asset Value, End of Period ......................   $ 9.81       $ 9.82
                                                        ======       ======
Total Return (a) ....................................    (0.54)%      (0.44)%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) ............   $1,735       $   99
Ratio of Expenses to Average Net Assets .............     5.59%***     5.59%***
Ratio of Net Investment Loss to Average Net Assets ..    (3.03)%***   (3.03)%***
Portfolio Turnover Rate .............................       61%          61%

Principal Protected 400 Series I

* Commencement of operations.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
*** Annualized.
(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares. The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Financial Highlights
Period from April 17, 2003* to December 31, 2003

The tables below sets forth financial data for one share of capital stock outstanding throughout the period presented.

Principal Protected LS Series I

                                                         BLUE         GREEN
                                                        SHARES       SHARES
                                                        ------       ------

NET ASSET VALUE, BEGINNING OF PERIOD ................   $10.00       $10.00
                                                        ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Loss** ...............................    (0.19)       (0.19)
Net Realized and Unrealized Gain ....................     0.26         0.25
                                                        ------       ------
      Total Income from Investment Operations .......     0.07         0.06
                                                        ------       ------
   Less Distributions:
      Distributions from Net Realized Gains .........    (0.15)       (0.15)
                                                        ------       ------
Net Asset Value, End of Period ......................   $ 9.92       $ 9.91
                                                        ======       ======
Total Return (a) ....................................     0.67%        0.57%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, End of Period (in Thousands) ............   $1,311       $  100
Ratio of Expenses to Average Net Assets .............     5.17%***     5.17%***
Ratio of Net Investment Loss to Average Net Assets ..    (2.69)%***   (2.69)%***
Portfolio Turnover Rate .............................      101%         101%


* Commencement of operations.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
*** Annualized.
(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Financial Highlights
Period from October 2, 2003* to December 31, 2003

The tables below sets forth financial data for one share of capital stock outstanding throughout the period presented

NET ASSET VALUE, BEGINNING OF PERIOD ..............................   $10.00
                                                                      ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .............................................     0.00
                                                                      ------
Net Asset Value, End of Period ....................................   $10.00
                                                                      ======
Total Return (a) ..................................................     0.00%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) ..........................   $1,926
Ratio of Expenses to Average Net Assets:
   Before Expense Reimbursement ...................................     2.99%**
   After Expense Reimbursement ....................................     0.60%**
Ratio of Net Investment Income to Average Net Assets:
   Before Expense Reimbursement ...................................    (2.38)%**
   After Expense Reimbursement ....................................     0.00%**
Portfolio Turnover Rate ...........................................        0%

500 Protected Growth Fund II

100 Protected Growth Fund II

NET ASSET VALUE, BEGINNING OF PERIOD ..............................   $10.00
                                                                      ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .............................................     0.00
                                                                      ------
Net Asset Value, End of Period ....................................   $10.00
                                                                      ======
Total Return (a) ..................................................     0.00%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) ..........................   $1,546
Ratio of Expenses to Average Net Assets:
   Before Expense Reimbursement ...................................     3.00%**
   After Expense Reimbursement ....................................     0.59%**
Ratio of Net Investment Income to Average Net Assets:
   Before Expense Reimbursement ...................................    (2.42)%**
   After Expense Reimbursement ....................................     0.00%**
Portfolio Turnover Rate ...........................................        0%

*  Commencement of operations.
** Annualized

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Financial Highlights
Period from October 2, 2003* to December 31, 2003

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented

400 Protected Growth Fund II

NET ASSET VALUE, BEGINNING OF PERIOD ..............................   $10.00
                                                                      ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .............................................     0.00
                                                                      ------
Net Asset Value, End of Period ....................................   $10.00
                                                                      ======
Total Return (a) ..................................................     0.00%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) ..........................   $  984
Ratio of Expenses to Average Net Assets:
   Before Expense Reimbursement ...................................     3.00%**
   After Expense Reimbursement ....................................     0.57%**
Ratio of Net Investment Income to Average Net Assets:
   Before Expense Reimbursement ...................................    (2.43)%**
   After Expense Reimbursement ....................................     0.00%**
Portfolio Turnover Rate ...........................................        0%

NET ASSET VALUE, BEGINNING OF PERIOD ..............................   $10.00
                                                                      ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .............................................     0.00
                                                                      ------
Net Asset Value, End of Period ....................................   $10.00
                                                                      ======
Total Return (a) ..................................................     0.00%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) ..........................   $  820
Ratio of Expenses to Average Net Assets:
   Before Expense Reimbursement ...................................     3.00%**
   After Expense Reimbursement ....................................     0.51%**
Ratio of Net Investment Income to Average Net Assets:
   Before Expense Reimbursement ...................................    (2.49)%**
   After Expense Reimbursement ....................................     0.00%**
Portfolio Turnover Rate ...........................................        0%

      2000 Protected Growth Fund II

*    Commencement of operations.
**   Annualized

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Financial Highlights
Period from October 2, 2003* to December 31, 2003

The tables below sets forth financial data for one share of capital stock outstanding throughout the period presented

Total Index Protected Growth Fund II

NET ASSET VALUE, BEGINNING OF PERIOD ..............................   $10.00
                                                                      ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .............................................     0.00
                                                                      ------
Net Asset Value, End of Period ....................................   $10.00
                                                                      ======
Total Return (a) ..................................................     0.00%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) ..........................   $8,125
Ratio of Expenses to Average Net Assets:
   Before Expense Reimbursement ...................................     3.00%**
   After Expense Reimbursement ....................................     0.42%**
Ratio of Net Investment Income to Average Net Assets:
   Before Expense Reimbursement ...................................    (2.58)%**
   After Expense Reimbursement ....................................     0.00%**
Portfolio Turnover Rate ...........................................        0%

LS Protected Growth Fund II

NET ASSET VALUE, BEGINNING OF PERIOD ..............................   $10.00
                                                                      ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .............................................     0.00
                                                                      ------
Net Asset Value, End of Period ....................................   $10.00
                                                                      ======
Total Return (a) ..................................................     0.00%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands) ..........................   $  719
Ratio of Expenses to Average Net Assets:
   Before Expense Reimbursement ...................................     2.99%**
   After Expense Reimbursement ....................................     0.44%**
Ratio of Net Investment Income to Average Net Assets:
   Before Expense Reimbursement ...................................    (2.54)%**
   After Expense Reimbursement ....................................     0.00%**
Portfolio Turnover Rate ...........................................        0%

*    Commencement of operations.
**   Annualized.

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

The accompanying notes are an integral part of the financial statements.

BLACK DIAMOND FUNDS
Notes to Financial Statements
December 31, 2003

A. ORGANIZATION: Black Diamond Funds (the "Trust") was organized as a Delaware Business Trust on March 26, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company. As of December 31, 2003, the Trust is comprised of two series ("Series I" and "Series II" ). Series I consists of five portfolios: Principal Protected 500 Series I, Principal Protected 100 Series I, Principal Protected 2000 Series I, Principal Protected 400 Series I and Principal Protected LS Series I, while Series II is comprised of six portfolios: 500 Protected Growth Fund II, 100 Protected Growth Fund II, 400 Protected Growth Fund II, 2000 Protected Growth Fund II, Total Index Protected Growth Fund II and LS Protected Growth Fund II (individually the "Fund" and collectively the "Funds"). The invesment objective of the Funds is to meet or exceed the performance of certain indexes over a seven-year period while protecting the value of a shareholder's principal investment in the Fund (including any sales load) at the end of the seven-year period (the "Protected Amount"). The indexes that were selected to be the Funds' benchmarks are as follows:

FUND                                      BENCHMARK
---------------------------------------   -----------------------------------------------
Principal Protected 500 Series I.......   Standard & Poor's 500 Composite Stock Index
Principal Protected 100 Series I.......   Nasdaq-100 Index
Principal Protected 2000 Series I......   Russell 2000 Index
Principal Protected 400 Series I.......   Standard & Poor's Mid-Cap 400 Index
Principal Protected LS Series I........   CSFB/Tremont Hedge Fund Long-Short Equity Index
500 Protected Growth Fund II...........   Standard & Poor's 500 Composite Stock Index
100 Protected Growth Fund II...........   Nasdaq-100 Index
400 Protected Growth Fund II...........   Standard & Poor's Mid-Cap 400 Index
2000 Protected Growth Fund II..........   Russell 2000 Index
Total Index Protected Growth Fund II...   Wilshire 5000 Total Market Index
LS Protected Growth Fund II............   CSFB/Tremont Hedge Fund Long-Short Equity Index

The offering period for Series I and Series II was February 20, 2003 through June 20, 2003 and September 2, 2003 through December 29, 2003, respectively.

Each Fund in Series I was seeded with $20,000 in capital and 2,000 in seed shares by Black Diamond Asset Management LLC ( the "Adviser"). Shares were sold to the public and operations commenced on April 17, 2003 for each Fund in Series I and October 2, 2003 for each Fund in Series II. The Investment Date, when the Adviser began investment operations to meet the Funds investment objectives, is July 7, 2003 and January 5, 2004 for Series I and Series II, respectively.

Each Fund in the Trust offers either a single class of shares (Series II ), or two classes of shares ( Series I ). Funds with two classes of shares offer Blue Shares and Green Shares. Each class of shares represents interest in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges.

B. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Such policies are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1. SECURITY VALUATION. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices or current market quotations or calculations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the Nasdaq official closing price. Other OTC securities are valued at the

BLACK DIAMOND FUNDS
Notes to Financial Statements
December 31, 2003

last bid price. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. U.S. Government securities values are based upon latest quoted bid price. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. All other securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees and in accordance with procedures adopted by the Board.

2. ZERO COUPON TREASURIES. Zero coupon treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a discount from their face value and do not pay current interest to holders prior to maturity. The discount approximates the total interest the securities will accrue and compound over the period to maturity at a rate of interest reflecting the market rate at the time of purchase. The original issue discount on the zero coupon securities is amortized using the effective method and included in the income of a Fund, even though payment has not been received. Because interest on zero coupon treasuries is not paid on a current basis but is in effect compounded, the value of these securities may be subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

3. OPTIONS ON FIXED-INCOME, EQUITY SECURITIES AND INDICES. Each Fund may purchase or write exchange-traded or OTC call options on fixed-income securities, equity securities and stock indices. Principal Protected LS Series I and LS Protected Growth Fund II (the "LS Funds") also may purchase exchange-traded or OTC put options on fixed-income securities, equity securities and stock indices. The Funds may employ these investment strategies to enhance their performance or to hedge against a decline in the value of securities owned by the Funds. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. An additional risk of entering into options is the possibility of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. Risk may also arise upon entering into these OTC options from the potential inability of the counterparties to meet the terms of their contracts.

4. FUTURES. Each Fund may purchase or sell futures on securities indices. Futures are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date (typically the contract's final settlement date). These are highly standardized contracts that typically are traded on futures exchanges. Like options on indices, a Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund.

5. OFFERING COSTS. The Adviser incurred $688,000 in offering costs for the Trust, of which $190,000 and $280,000 was allocated to Series I and Series II, respectively. The Adviser absorbed $246,177 of the offering costs incurred for Series II. Offering costs are deferred during the offering period and recorded as an expense on the Investment Date. Such costs are allocated by the Series on a pro rata basis amongst the Funds.

6. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined by the identified cost method. Interest income is recognized on the accrual basis. Discounts and premiums on

BLACK DIAMOND FUNDS
Notes to Financial Statements
December 31, 2003

securities purchased are amortized using the effective interest method over their respective lives.

7. MULTIPLE CLASS ALLOCATIONS: Investment income and expenses (other than service and distribution fees) are allocated to each share class on a daily basis based upon net assets of that class.

C. ADVISER AND SUBADVISER FEE. Commencing with the Funds' Investment Dates, the Funds, except the LS Funds, pay the Adviser a fee as a percentage of aggregate average daily net assets of the Funds at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.55% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.60% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.65% of the excess over $4 billion in aggregate average daily net assets.

Commencing with the Funds' Investment Dates, the LS Funds, pay the Adviser a fee as a percentage of each of the LS Funds' average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of each of the LS Funds at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the respective LS Fund.

Commencing with the Funds' Investment Dates, the Funds except the LS Funds, pay Broadmark Asset Management, LLC (the "Subadviser") a fee as a percentage of aggregate average daily net assets of the Funds at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.45% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.40% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.35% of the excess over $4 billion in aggregate average daily net assets. Commencing with the Funds' Investment Dates, the LS Funds pay the Subadviser a fee as a percentage of each of the LS Funds' average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the respective LS Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the respective LS Fund.

For Series II, the Adviser and Subadviser have contractually agreed with the Trust to limit the management fees they charge to each Index Fund so that the aggregate annual management fee paid by each such Fund does not exceed the sum of (1) 0.40% of the average daily net assets of each Index Fund invested in Designated Treasury Securities, plus (2) 2.00% of the average daily net assets of each Index Fund invested in all other assets. However, in no event will the aggregate annual management fee paid by an Index Fund exceed 1% of its average daily net assets (or such other maximum aggregate fee permitted under the Advisory Agreement with the Subadviser). This arrangement will be in effect until the first anniversary of the Investment Dates.

D. TRUSTEE FEES. Each Trustee is paid an annual retainer fee of $8,000 for the Trustee's service to the Trust. In addition, each Trustee is paid a fee of $3,000 for each Board meeting attended. Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings.

E. DISTRIBUTOR. ALPS Distributors, Inc. (the "Distributor"), is the distributor of the shares of the Funds and provides distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Commencing with the Funds' Investment Dates, the Funds pay quarterly fees at an annual rate of 0.50% and 0.75% of average net assets for Series I and Series II, respectively. In addition, the Trust will pay the Distributor a monthly fee at the rate of $1,000 per Fund for the first three Funds, $800 per Fund for the next four Funds, and $600 for each Fund thereafter. The Trust will allocate the aggregate fee among the Funds based on each Fund's respective net assets.

BLACK DIAMOND FUNDS
Notes to Financial Statements
December 31, 2003

The following table shows the amount of sales loads for the period ended December 31, 2003:

                                                           Sales Loads Paid
                                                      --------------------------
Series I                                              Blue Shares   Green Shares
--------------------------------------------------------------------------------
Principal Protected 500 Series I                         $193,367       $262,650
Principal Protected 100 Series I                          141,394          6,420
Principal Protected 2000 Series I                          78,792             --
Principal Protected 400 Series I                           80,562             --
Principal Protected LS Series I                            79,341          9,000

Series II                                                       Sales Loads Paid
--------------------------------------------------------------------------------

500 Protected Growth Fund II                                            $ 67,075

100 Protected Growth Fund II                                              52,664

400 Protected Growth Fund II                                              31,694

2000 Protected Growth Fund II                                             24,780

Total Index Protected Growth Fund II                                     173,264

LS Protected Growth Fund II                                                7,051

F. SHAREHOLDER SERVICE FEE: Commencing with the Funds' Investment Dates, the Funds other than the LS Funds pay up to 0.25% of the average daily net assets of each class for the servicing of shareholder accounts. Commencing with the Funds' Investment Dates, the LS Funds pay up to 0.10% of the average daily net assets of each class for the servicing of shareholder accounts. The shareholder service fee may be paid to the Adviser or other financial institutions that provide shareholder services with respect to a class.

G. ADMINISTRATION FEE: The Funds pay an administrative fee of .20% of the average daily net assets with a minimum fee per Fund. The Adviser has agreed to bear the cost of any amount in excess of the basis point fee.

H. ALLOCATION OF EXPENSES: Direct expenses are charged to the respective Funds and general Trust expenses are allocated to each Fund on the basis of relative net assets of the Funds.

I. REIMBURSEMENT OF EXPENSES: For Series II, the Adviser has reimbursed $33,823 of expenses in excess of investment income earned during the offering period (September 2, 2003 through December 29, 2003).

J. PURCHASES AND SALES OF SECURITIES: For the period ended December 31, 2003, purchases and sales of investment securities, excluding short term investments, are as follows:

FUND                                                      PURCHASES      SALES
--------------------------------------------------------------------------------
Principal Protected 500 Series I                         $6,295,523   $1,987,911
Principal Protected 100 Series I                          4,104,633    1,685,559
Principal Protected 2000 Series I                         2,976,685    1,311,523
Principal Protected 400 Series I                          2,827,293    1,154,187
Principal Protected LS Series I                           3,103,649    1,743,530

Series II did not have any purchase or sales of investments other than short term investments for the period ended December 31, 2003.

K. FEDERAL INCOME TAXES: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

The tax character of distributions paid may differ from the character of distributions shown on the Statements

BLACK DIAMOND FUNDS
Notes to Financial Statements
December 31, 2003

of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during the period April 17, 2003 to December 31, 2003 are as follows:

                                        DISTRIBUTED    DISTRIBUTED
                                          ORDINARY      LONG-TERM    DISTRIBUTED
FUND                                       INCOME     CAPITAL GAIN     CAPITAL
-------------------------------------   -----------   ------------   -----------
Principal Protected 100 Series I          $ 5,209        $   --        $ 13,282
Principal Protected 2000 Series I          45,841         9,601              --
Principal Protected 400 Series I           24,872         7,469              --
Principal Protected LS Series I            31,642         3,589              --

As of December 31, 2003, the components of accumulated earnings on a tax basis are as follows:

                                         UNDISTRIBUTED
FUND                                    ORDINARY INCOME
-------------------------------------------------------
Principal Protected 500 Series I            $    --
Principal Protected 100 Series I                 --
Principal Protected 2000 Series I            18,812
Principal Protected 400 Series I              9,523
Principal Protected LS Series I              16,133

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. The book/tax differences are either considered temporary or permanent in nature. As of December 31, 2003, the Funds had permanent differences attributable to non-deductible offering and organizational costs and a net operating loss. Reclassifications of permanent differences as of December 31, 2003, are as follows:

                                       UNDISTRIBUTED
                                            NET        UNDISTRIBUTED
                                         INVESTMENT       CAPITAL       PAID-IN
FUND                                       INCOME           GAIN        CAPITAL
------------------------------------   -------------   -------------   --------
Principal Protected 500 Series I....     $ 96,180        $(29,358)     $(66,822)
Principal Protected 100 Series I....       68,377         (22,309)      (46,068)
Principal Protected 2000 Series I...       44,306         (14,959)      (29,347)
Principal Protected 400 Series I....       44,714         (15,125)      (29,589)
Principal Protected LS Series I.....       38,633          (5,896)      (32,737)

As of December 31, 2003, the Funds had no capital loss carryforwards or post-October losses.

As of December 31, 2003, the cost of investments for federal income tax purposes and gross unrealized appreciation (depreciation) of investments is as follows:

                                                     Aggregate gross   Aggregate gross        Net
                                    Federal income      unrealized        unrealized      unrealized
Fund                                   tax cost        appreciation      depreciation    depreciation
---------------------------------   --------------   ---------------   ---------------   ------------
Principal Protected 500 Series I      $4,337,763         $47,496          $(126,379)       $(78,883)
Principal Protected 100 Series I       2,412,422          39,133            (69,988)        (30,855)
Principal Protected 2000 Series I      1,700,496          20,304            (49,126)        (28,822)
Principal Protected 400 Series I       1,680,607          12,947            (48,927)        (35,980)
Principal Protected LS Series I        1,299,241          20,303            (36,570)        (16,267)

BLACK DIAMOND FUNDS
Notes to Financial Statements
December 31, 2003

I. CAPITAL SHARE TRANSACTIONS: Transactions in Series I Fund shares for the period April 17, 2003 to December 31, 2003, and transactions in Series II Fund shares for the period October 2, 2003 to December 31, 2003, are as follows:

                                                                               Shares
                                                    -----------------------------------------------------------
                                                                Issued as
                                                              Reinvestment
                                                      Sold    of Dividends   Redeemed   Net Increase/(Decrease)
---------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Blue Shares       539,168          --      (122,418)          416,750
---------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Green Shares       94,312          --       (35,470)           58,842
---------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Silver Shares*         --          --          (500)             (500)
---------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Gold Shares*           --          --          (500)             (500)
---------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Blue Shares       416,499       1,661      (166,617)          251,543
---------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Green Shares       28,664         140       (19,272)            9,532
---------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Silver Shares*         --          --          (500)             (500)
---------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Gold Shares*           --          --          (500)             (500)
---------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Blue Shares      267,394       5,080       (96,534)          175,940
---------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Green Shares       9,575         262          (102)            9,735
---------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Silver Shares*        --          --          (500)             (500)
---------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Gold Shares*          --          --          (500)             (500)
---------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Blue Shares       274,230       2,971      (100,791)          176,410
---------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Green Shares        9,575         149          (101)            9,623
---------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Silver Shares*         --          --          (500)             (500)
---------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Gold Shares*           --          --          (500)             (500)
---------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Blue Shares        253,042       2,942      (124,323)          131,661
---------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Green Shares        38,561         578       (29,516)            9,623
---------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Silver Shares*          --          --          (500)             (500)
---------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Gold Shares*            --          --          (500)             (500)
---------------------------------------------------------------------------------------------------------------
500 Protected Growth Fund II                        196,860          --        (4,250)          192,610
---------------------------------------------------------------------------------------------------------------
100 Protected Growth Fund II                        158,890          --        (4,250)          154,640
---------------------------------------------------------------------------------------------------------------
400 Protected Growth Fund II                        103,566          --        (5,206)           98,360
---------------------------------------------------------------------------------------------------------------
2000 Protected Growth Fund II                        86,319          --        (4,285)           82,034
---------------------------------------------------------------------------------------------------------------
Total Index Protected Growth Fund II                815,548          --        (3,001)          812,547
---------------------------------------------------------------------------------------------------------------
LS Protected Growth Fund II                          71,863          --            (2)          71,861
---------------------------------------------------------------------------------------------------------------

                                                                                 Dollars
                                                    -----------------------------------------------------------------
                                                                   Issued as
                                                                 Reinvestment
                                                      Sold       of Dividends     Redeemed    Net Increase/(Decrease)
---------------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Blue Shares       $5,393,701          --      $(1,184,341)        $4,209,360
---------------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Green Shares         943,266          --         (343,447)           599,819
---------------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Silver Shares*            --          --           (4,750)            (4,750)
---------------------------------------------------------------------------------------------------------------------
Principal Protected 500 Series 1--Gold Shares*              --          --           (4,750)            (4,750)
---------------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Blue Shares        4,167,522      16,296       (1,613,580)         2,570,238
---------------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Green Shares         286,783       1,373         (189,922)            98,234
---------------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Silver Shares*            --          --           (4,823)            (4,823)
---------------------------------------------------------------------------------------------------------------------
Principal Protected 100 Series 1--Gold Shares*              --          --           (4,823)            (4,823)
---------------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Blue Shares       2,675,494      49,831         (956,124)         1,769,201
---------------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Green Shares         95,754       2,571           (1,016)            97,309
---------------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Silver Shares*           --          --           (4,866)            (4,866)
---------------------------------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1--Gold Shares*             --          --           (4,866)            (4,866)
---------------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Blue Shares        2,743,826      29,147         (988,683)         1,784,290
---------------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Green Shares          95,754       1,464           (1,000)            96,218
---------------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Silver Shares*            --          --           (4,827)            (4,827)
---------------------------------------------------------------------------------------------------------------------
Principal Protected 400 Series 1--Gold Shares*              --          --           (4,827)            (4,827)
---------------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Blue Shares         2,532,060      29,092       (1,223,320)         1,337,832
---------------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Green Shares          385,916       5,714         (296,047)            95,583
---------------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Silver Shares*             --          --           (4,846)            (4,846)
---------------------------------------------------------------------------------------------------------------------
Principal Protected LS Series 1--Gold Shares*               --          --           (4,846)            (4,846)
---------------------------------------------------------------------------------------------------------------------
500 Protected Growth Fund II                         1,968,604          --          (42,510)         1,926,094
---------------------------------------------------------------------------------------------------------------------
100 Protected Growth Fund II                         1,588,912          --          (42,500)         1,546,412
---------------------------------------------------------------------------------------------------------------------
400 Protected Growth Fund II                         1,035,657          --
---------------------------------------------------------------------------------------------------------------------
2000 Protected Growth Fund II                          863,194          --          (42,850)           820,344
---------------------------------------------------------------------------------------------------------------------
Total Index Protected Growth Fund II                 8,155,479          --          (30,008)         8,125,471
---------------------------------------------------------------------------------------------------------------------
LS Protected Growth Fund II                            718,624          --              (30)           718,594
---------------------------------------------------------------------------------------------------------------------

* Silver and Gold Shares have been discontinued.

BLACK DIAMOND FUNDS
Notes to Financial Statements
December 31, 2003

L. OPTIONS TRANSACTIONS: Call options written for the period April 17, 2003 to December 31, 2003, are for the Principal Protected 100 Series I Fund:

                                                           Number of   Premiums
                                                           Contracts   Received
--------------------------------------------------------------------------------
Options outstanding April 17, 2003                             --      $     --
Options written                                                24        27,944
Options terminated in closing transaction                     (24)      (27,944)
                                                              ---      --------
Options outstanding at December 31, 2003                       --      $     --

M. SUBSEQUENT EVENT: Effective February 3, 2004, the Principal Protected LS Series 1, Total Index Protected Growth Fund II and LS Protected Growth II have changed their benchmark to be the S&P 500 Index.

Effective February 3, 2004, the Funds trustees voted to allow the Fund to enter into futures.

Effective February 13, 2004, the Black Diamond Funds have changed their name to the AGILEX Funds. The following table shows the new names of each fund:

                   Old Fund Name                                    New Fund Name
--------------------------------------------------   -------------------------------------------
Black Diamond Principal Protected 500 Series I       Agilex Principal Protected 500 Series I
Black Diamond Principal Protected 100 Series I       Agilex Principal Protected 100 Series I
Black Diamond Principal Protected 2000 Series I      Agilex Principal Protected 2000 Series I
Black Diamond Principal Protected 400 Series I       Agilex Principal Protected 400 Series I
Black Diamond Principal Protected LS Series I        Agilex Principal Protected LS Series I
Black Diamond 500 Protected Growth Fund II           Agilex 500 Protected Growth Fund II
Black Diamond 100 Protected Growth Fund II           Agilex 100 Protected Growth Fund II
Black Diamond 400 Protected Growth Fund II           Agilex 400 Protected Growth Fund II
Black Diamond 2000 Protected Growth Fund II          Agilex 2000 Protected Growth Fund II
Black Diamond Total Index Protected Growth Fund II   Agilex Total Index Protected Growth Fund II
Black Diamond LS Protected Growth Fund II            Agilex LS Protected Growth Fund II

BLACK DIAMOND FUNDS
Report of Independent Auditors
December 31, 2003

To the Shareholders and Board of Trustees of Black Diamond Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Black Diamond Funds (the "Fund") comprising Principal Protected 500 Series I, Principal Protected 100 Series I, Principal Protected 2000 Series I, Principal Protected 400 Series I, and Principal Protected LS Series I (collectively, "Series I Funds"), and 500 Protected Growth Fund II, 100 Protected Growth Fund II, 400 Protected Growth Fund II, 2000 Protected Growth Fund II, Total Index Protected Growth Fund II and LS Protected Growth Fund II (collectively, "Series II Funds") as of December 31, 2003, and the related statements of operations and changes in net assets and financial highlights for the period April 17, 2003 (commencement of operations) to December 31, 2003 for Series I Funds and October 2, 2003 (commencement of operations) to December 31, 2003 for Series II Funds. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Series I Funds and Series II Funds which constitute Black Diamond Funds as of December 31, 2003, and the results of their operations, the changes in their net assets and financial highlights for the period April 17, 2003 to December 31, 2003 for Series I Funds and October 2, 2003 to December 31, 2003 for Series II Funds, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

February 27, 2004

BLACK DIAMOND FUNDS
Trustees and Officers

TRUSTEES
---------------------------
                                                                               Number of Funds     Position with
NAME, ADDRESS AND AGE         Principal Occupation During Past 5 Years         of Trust Overseen   the Trust
---------------------------   ----------------------------------------------   -----------------   -------------------
INTERESTED TRUSTEE
Larry B. Schweiger            Chairman of Unisysn Companies, Inc., from
1200 South Pine Island Road   1989 through 2003. Chairman and Chief
Suite 300                     Executive Officer of Black Diamond LLC and
Plantation, FL 33324          Black Diamond Asset Management LLC since
Age: 48                       2002. Trustee since 2002.                                11          None

DISINTERESTED TRUSTEES
R. Carol Casey                Senior V.P. Inst. Business Group, Strong
P.O. Box 147                  Capital Management (12/00-10/01); Chief
New Port Richey, FL 34656     Investment Officer, Massachusetts Pension
Age: 51                       Reserve Investment Management Bd. (7/99-
                              9/00); Chief Investment Officer, Maryland
                              State Retirement Agency (9/91-6/99). Trustee
                              since 2003.                                              11          None

Ali Fatemi, Ph. D.            Chairman, Department of Finance, DePaul
2425 N. Orchard               University (1998 to Present); Head, Department
Chicago, IL 60614             of Finance, Kansas State University (1980-
Age: 54                       1998). Trustee since 2003.                               11          None

OFFICERS
---------------------------
Larry B. Schweiger            Chairman of Unisyn Companies, Inc., from
1200 South Pine Island Road   1989 through 2003. Chairman of Black
Suite 300                     Diamond LLC and Black Diamond Asset                                  Chairman and Chief
Plantation, FL 33324          Management LLC since 2002. Trustee since                             Executive Officer
Age: 48                       2002.                                                    11          since 2003

Charles F. Fistel             Managing Member of Black Diamond LLC and
1200 South Pine Island Road   Black Diamond Asset Management LLC since
Suite 300                     2002. Managing Partner of Unisyn Companies,                          Secretary and Chief
Plantation, FL 33324          Inc. from 1999 to 2002. Prior thereto,                               Financial Officer
Age: 42                       Executive Vice President of Viragen, Inc.                11          since 2003

Robert M. Gunville            Chief Operating Officer of Black Diamond
1200 South Pine Island Road   Asset Management LLC since 2003. Chief
Suite 300                     Operating Officer of the Citizens Funds from                         Chief Operating
Plantation, FL 33324          2000 to 2003. Before then, Vice President                            Officer
Age: 42                       of Scudder Kemper Investments.                           11          since 2003

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller. The Registrant did not make any amendments to its code of ethics during the covered period. The Registrant did not grant any waivers from any provisions of the code of ethics during the covered period. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the Registrant at 1-866-726-1700.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, the Board of Trustees determined that, although none of its members meet the technical definition of an audit committee financial expert, the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Committee, including the evaluation of the Registrant's financial statements, supervision of the Registrant's preparation of its financial statements, and oversight of the work of the Registrant's independent auditors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEE: The aggregate fees billed for the fiscal year ended December 31, 2003 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $92,500.

     (b) AUDIT-RELATED FEES: The aggregate fees billed for the fiscal year ended December 31, 2003 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in Item 4(a) was $0.

     (c) TAX FEES: The aggregate fees billed for the fiscal year ended December 31, 2003 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning was $22,000.

     (d) ALL OTHER FEES: The aggregate fees billed for the fiscal year ended December 31, 2003 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) was $9,750. These services relate primarily to the independent verification by the principal accountant of certain securities held by the Registrant's Series I Funds in connection with receiving a rating for these funds.

     (e)(1) PRE-APPROVAL POLICIES AND PROCEDURES. The Registrant's Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

     (e)(2) PERCENTAGE OF SERVICES APPROVED BY AUDIT COMMITTEE:

               (b) Not applicable.

               (c) Not applicable.

               (d) Not applicable.

     (f)  Not applicable.

     (g) AGGREGATE NON-AUDIT SERVICES: The aggregate non-audit fees billed during the fiscal year ended December 31, 2003 by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant was $31,750.

     (h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "Act")), the principal executive officer and the principal financial officer of the Registrant have concluded that such disclosure controls and procedures as of March 1, 2004 are effective in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the second half of its last fiscal year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto.

(a)(2) The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b) The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            AGILEX FUNDS

Date: December 21, 2004


                                            /s/ Robert M. Gunville
                                            ------------------------------------
                                            Robert M. Gunville, Chief Executive
                                            Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 21, 2004


                                            /s/ Robert M. Gunville
                                            ------------------------------------
                                            Robert M. Gunville, Chief Executive
                                            Officer and President

Date: December 21, 2004


                                            /S/ Charles F. Fistel
                                            ------------------------------------
                                            Charles F. Fistel, Chief Financial
                                            Officer and Treasurer